Details of Significant Accounts (Details) - Schedule of Changes in Liabilities from Financing Activities - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Balance	$ 147,476	$ 183,010
Changes in cash flow from financing activities	(7,568)	(34,807)
Changes in other non-cash items	6,806	11,370
Balance	146,714	159,573
Short-Term Borrowings [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Balance	90,000	108,370
Changes in cash flow from financing activities		(18,370)
Changes in other non-cash items
Balance	90,000	90,000
Lease Liability [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Balance	7,003	5,873
Changes in cash flow from financing activities	(4,988)	(5,160)
Changes in other non-cash items	6,806	11,370
Balance	8,821	12,083
Long-Term Borrowings (Including those Matured Within One Year) [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Balance	50,473	68,767
Changes in cash flow from financing activities	(2,580)	(11,277)
Changes in other non-cash items
Balance	$ 47,893	$ 57,490